INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Schedule of information about significant subsidiaries
The Company held investments in material subsidiaries for the years ended December 31 as detailed in the table below. The equity interest presented represents the economic rights available to the Company.

			Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2021	2020

VEON Amsterdam B.V.	Netherlands	Holding	100.0%	100.0%
VEON Holdings B.V.	Netherlands	Holding	100.0%	100.0%
PJSC VimpelCom	Russia	Operating	100.0%	100.0%
JSC “Kyivstar”	Ukraine	Operating	100.0%	100.0%
LLP “KaR-Tel”	Kazakhstan	Operating	75.0%	75.0%
LLC “Unitel”	Uzbekistan	Operating	100.0%	100.0%
LLC “VEON Georgia”	Georgia	Operating	100.0%	80.0%
VEON Finance Ireland Designated Activity Company	Ireland	Holding	100.0%	—%
LLC “Sky Mobile”	Kyrgyzstan	Operating	50.1%	50.1%
VEON Luxembourg Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance Holdings S.à r.l.	Luxembourg	Holding	100.0%	100.0%
VEON Luxembourg Finance S.A.	Luxembourg	Holding	100.0%	100.0%
Global Telecom Holding S.A.E	Egypt	Holding	99.6%	99.6%
Omnium Telecom Algérie S.p.A.*	Algeria	Holding	45.6%	45.4%
Optimum Telecom Algeria S.p.A.*	Algeria	Operating	45.6%	45.4%
Pakistan Mobile Communications Limited	Pakistan	Operating	100.0%	85.0%
Banglalink Digital Communications Limited	Bangladesh	Operating	100.0%	100.0%

* The Group has concluded that it controls Omnium Telecom Algérie S.p.A and Optimum Telecom Algeria S.p.A, see 'Significant accounting judgments' below for further details.

Schedule of information about materially partly-owned subsidiaries
Financial information of subsidiaries that have material non-controlling interests (“NCIs”) is provided below:

	Equity interest held by NCIs		Book values of material NCIs		Profit / (loss) attributable to material NCIs
Name of significant subsidiary	2021	2020	2021	2020	2021	2020

LLP “KaR-Tel” (“Kar-Tel”)	25.0%	25.0%	96	97	29	26
Omnium Telecom Algérie S.p.A. (“OTA”)	54.4%	54.4%	732	783	29	43

Schedule of summarized income statement of subsidiaries before inter-company eliminations	The summarized financial information of these subsidiaries before intercompany eliminations for the years ended December 31 are detailed below.Summarized income statement

	Kar-Tel			OTA
	2021	2020	2019	2021	2020	2019

Operating revenue	529	446	461	658	689	775
Operating expenses	(370)	(316)	(319)	(567)	(564)	(621)
Other (expenses) / income	(9)	4	(6)	(16)	(17)	(17)
Profit / (loss) before tax	150	134	136	75	108	137
Income tax expense	(32)	(28)	(29)	(21)	(29)	(36)
Profit / (loss) for the year	118	106	107	54	79	101

Total comprehensive income / (loss)	118	106	107	54	79	101
Attributed to NCIs	29	26	27	29	43	55

Dividends paid to NCIs	—	—	—	(43)	46	69

Schedule of summarized financial position of subsidiaries before inter-company eliminations	Summarized statement of financial position

	Kar-Tel		OTA
	2021	2020	2021	2020

Property and equipment	300	276	442	492
Intangible assets	213	233	1,100	1,168
Other non-current assets	28	23	35	18
Trade and other receivables	29	21	31	31
Cash and cash equivalents	46	37	113	67
Other current assets	33	31	28	50
Debt and derivatives	(102)	(75)	(122)	(102)
Provisions	(6)	(6)	(37)	(23)
Other liabilities	(158)	(152)	(250)	(267)

Total equity	383	388	1,340	1,434

Attributed to:
Equity holders of the parent	287	291	608	651
Non-controlling interests	96	97	732	783

Schedule of summarized cash flow statement of subsidiaries before inter-company eliminations	Summarized statement of cash flows

	Kar-Tel			OTA
	2021	2020	2019	2021	2020	2019

Net operating cash flows	231	184	199	263	211	305
Net investing cash flows	(106)	(88)	(84)	(114)	(102)	(84)
Net financing cash flows	(114)	(97)	(104)	(99)	(103)	(205)
Net foreign exchange difference	(1)	(2)	—	(5)	(5)	(1)
Net increase / (decrease) in cash equivalents	10	(3)	11	45	1	15